Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Basic earnings/(loss) per share from continuing operations	$ (0.42)	$ (0.04)	$ 0.19
Basic earnings/(loss) per share from discontinued operation	0.00	0.02	0.00
Diluted basic earnings/(loss) per share from continuing operations	$ (0.42)	$ (0.04)	$ 0.19
The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
Weighted average number of shares	821,532,707	820,611,806	809,889,990
Share options in issue	10,932,784	6,308,615	192,201
Diluted number of ordinary shares	832,465,491	826,920,421	810,082,191
Diluted basic earnings/(loss) per share from discontinued operation	$ 0.00	$ 0.02	$ 0.00
Headline earnings/(loss) per share from continuing operations	$ 0.07	$ 0.26	$ 0.24
Long-form headline earnings reconciliation
(Loss)/profit attributable to owners of the parent from continuing operations	$ (348.2)	$ (31.8)	$ 157.0
Profit on disposal of investments, net	0.0	0.0	(2.3)
Gross	0.0	0.0	(2.3)
Taxation effect	0.0	0.0	0.0
Loss/(profit) on disposal of assets, net	37.0	(2.6)	(41.0)
Gross	51.6	(4.0)	(48.0)
Taxation effect	(12.0)	1.2	7.0
Non-controlling interest effect	(2.6)	0.2	0.0
Impairment, reversal of impairment and write-off of investments and assets and other, net	371.8	246.7	84.6
Impairment, net of reversal of impairment of investments and assets	520.3	200.2	76.5
Write-off of exploration and evaluation assets	37.7	51.5	41.4
Profit on dilution of Gold Fields' interest in Maverix	(4.0)	0.0	0.0
Gain on acquisition of Asanko	(51.8)	0.0	0.0
Taxation effect	(130.4)	(4.3)	(32.1)
Non-controlling interest effect	0.0	(0.7)	(1.2)
Headline earnings	60.6	212.3	$ 198.3
Headline earnings/(loss) per share from discontinued operation			$ 0.01
Profit attributable to owners of the parent from discontinued operations	0.0	13.1	$ 1.2
Impairment and write-off of investments and assets and other, net		(15.5)	4.3
Gain on sale of discontinued operation		(23.5)
Write-off of exploration and evaluation assets	$ 0.0	1.5	6.1
Taxation effect		6.5	(1.8)
Headline (loss)/earnings		$ (2.4)	$ 5.5
Diluted headline earnings/(loss) per share from continuing operations	$ 0.07	$ 0.26	$ 0.24
Diluted headline (loss)/earnings per share from discontinued operations			$ 0.01